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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ];  Amendment Number:
   This Amendment (Check only one.):     [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 717 Texas Ave., Suite 3001
         Houston, Texas  77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell Hawkins
Title:  Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:

/s/ Russell Hawkins   Houston, Texas   August 2, 2011
[Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $951,666 (thousands)

List of Other Included Managers:

None

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
                                                                FORM 13F INFORMATION TABLE
                                TITLE OF              VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER      VOTING  AUTHORITY
        NAME OF ISSUER           CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
------------------------------  --------  ---------  --------  --------  ---  ----  -------  --------  -------  -------  ----
ACE LTD NEW (SWITZERLAND)       COM       h0023r105     90357   1372782  SH         Sole               1372782
ALLEGHANY CORP DEL COM          COM       017175100      3782     11354  SH         Sole                 11354
AMGEN INC                       COM       031162100     11670    200000  SH         Sole                200000
AON CORPORATIONCMN              COM       037389103     61581   1200400  SH         Sole               1200400
AUTOMATIC DATA PROC             COM       053015103     10536    200000  SH         Sole                200000
CHUBB CORP                      COM       171232101    125220   2000000  SH         Sole               2000000
CISCO SYS INC                   COM       17275r102     15610   1000000  SH         Sole               1000000
EXXON MOBIL CORP                COM       30231g102     16276    200000  SH         Sole                200000
INTEL CORP                      COM       458140100     88640   4000000  SH         Sole               4000000
JOHNSON & JOHNSON               COM       478160104     66520   1000000  SH         Sole               1000000
OAKTREE CAP GROUP LLC UNIT CL   COM                    150000   3000000  SH         Sole               3000000
PHILIP MORRIS INTL INC COM      COM       718172109    118183   1770000  SH         Sole               1770000
ROYAL DUTCH SHELL PLC SPON ADR  COM       780259107    157850   2200000  SH         Sole               2200000
UNITED PARCEL SERVICE CL B      COM       911312106     29172    400000  SH         Sole                400000
SPDR S&P500 QT PUT OPT126.0000  PUT       9edcoo6n7      4995     10000  SH         Sole                 10000
SPDR S&P500 TR PUT OPT126.0000  PUT       9edchafe5      1275      5000  SH         Sole                  5000